Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator Growth-100 Power Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	12.68%	12.06%	30.83%	(13.51%)	12.02%	11.60%